Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 37,569,862	$ 35,551,016	$ 32,424,269
Cost of goods sold	20,368,339	17,697,286	18,371,228
Gross profit	17,201,523	17,853,730	14,053,041
Interest expense and charges	1,065,287	1,012,960	1,450,389
Depreciation and amortization	1,734,255	1,566,739	1,361,260
Capital expenditures	9,275,685	4,639,003	9,372,067
Income tax expenses	1,580,455	2,760,080	1,952,356
Segment profit (loss)	4,567,682	6,646,785	4,503,080
Segment assets	82,004,922	81,131,829	62,660,999
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenues	17,453,324	14,484,853	13,166,604
Cost of goods sold	8,050,742	6,735,906	5,456,102
Gross profit	9,402,582	7,748,947	7,710,502
Interest expense and charges	478,515	410,214	650,727
Depreciation and amortization	212,819	207,651	189,404
Capital expenditures	242,077	107,577	87,267
Income tax expenses	294,283	1,030,904	945,186
Segment profit (loss)	2,687,222	3,335,076	3,125,268
Segment assets	21,156,682	10,899,522	12,870,817
Construction materials sales [Member]
Segment Reporting Information [Line Items]
Revenues	18,805,539	19,455,800	18,424,613
Cost of goods sold	11,600,016	10,368,972	12,400,372
Gross profit	7,205,523	9,086,828	6,024,241
Interest expense and charges	583,123	601,141	795,833
Depreciation and amortization	1,508,016	1,359,088	1,170,605
Capital expenditures	9,033,608	4,500,485	9,284,800
Income tax expenses	1,283,697	1,486,371	967,221
Segment profit (loss)	3,613,721	4,395,629	2,830,950
Segment assets	59,083,126	60,000,714	47,829,971
Municipal construction projects [Member]
Segment Reporting Information [Line Items]
Revenues	720,191	250,422
Cost of goods sold	537,076	160,324
Gross profit	183,115	90,098
Interest expense and charges	329	370	282
Depreciation and amortization	13,420		1,251
Capital expenditures		30,941
Income tax expenses	1,675
Segment profit (loss)	(68,077)	(82,323)	(901,145)
Segment assets	716,909	567,030	(186,139)
Technological consulting and other services [Member]
Segment Reporting Information [Line Items]
Revenues	590,808	1,359,941	833,052
Cost of goods sold	180,505	432,084	514,754
Gross profit	410,303	927,857	318,298
Interest expense and charges	3,320	1,235	3,547
Depreciation and amortization
Capital expenditures
Income tax expenses	800	242,805	39,949
Segment profit (loss)	(1,665,184)	(1,001,597)	(551,993)
Segment assets	$ 893,878	$ 9,664,563	$ 2,146,350